Investment Objectives and Goals - iShares Systematic Alternatives Active ETF	Nov. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SYSTEMATIC ALTERNATIVES ACTIVE ETF Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Systematic Alternatives Active ETF (the “Fund”) seeks total return over the long term.